Other (Expenses)/Income - Schedule of Other Income and Expenses (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Analysis of income and expense [abstract]
Fair value movements	$ (2,308,249)	$ (46,477,209)
Foreign exchange movements	698,142	14,868
Expenses relating to the Business Combination		(167,316,087)
Gain on early termination of leases		11,309
Profit on disposal of shares in associates		1,423
Sundry income	679	17,970
Other (expenses)/income	$ (1,609,428)	$ (213,747,726)